DEBT (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
DEBT
Convertible notes	$ 1,903,900	$ 274,914	$ 204,488
Unamortized discounts	(1,417,287)	(86,608)	(153,402)
Convertible notes, net	$ 486,613	$ 188,306	$ 51,086